Net Finance Costs (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net Finance Costs Details Narrative
Capitalized rate of interest	11.50%	7.60%	6.90%
Interest expense	$ 4,338